Leases	12 Months Ended
Jun. 30, 2018
Leases
Leases
23.	Leases

The Group as lessee

Operating leases:

The Group leases two properties that are used as a shopping mall. These agreements provide for fixed monthly rent payments, adjusted pursuant to a rent escalation clause. Rent expense for the years ended June 30, 2018, 2017 and 2016 amounted to Ps. 6,951, Ps. 5,700 and Ps. 5,222, respectively and are included in "Costs" in the Statements of income.

Furthermore, the Group also leases office space under an operating lease with companies related to the Chairman and Director of the Group (Note 29).

The future minimum payments that the Group must pay off under non-cancellable operating leases are as follows:

	06.30.18	06.30.17
No latter than a year	13,763	7,102
Later than 1 year and not later than 5 years	18,105	12,446
More than 5 years	40,000	42,400
	71,868	61,948

Finance leases:

The Group leases certain computer equipment under various finance leases for an average term of four years. The book value of these assets under financial leases is included in Note 10.

At the commencement of the lease term, the Group recognizes a lease liability equal to the carrying amount of the leased asset. In subsequent periods, the liability decreases by the amount of lease payments made to the lessors using the effective interest method. The interest component of the lease payments is recognized in the statements of comprehensive income. The book value of these liabilities under finance leases is included in Note 18.

Lease liabilities are effectively secured as the rights to the leased assets revert to the lessor in the event of default.

The future minimum payments that the Group must pay off under financial leases are as follows:

	06.30.18	06.30.17
Not later than 1 year	6,945	1,690
Later than 1 year and not later than 5 years	8,301	1,636
Subtotal value of finance lease liabilities	15,246	3,326
Future - financial charges on finance leases	(843)	(177)
Present value of finance lease liabilities	14,403	3,149

The fair value of finance lease liabilities is as follows:

	06.30.18	06.30.17
Not later than 1 year	6,574	1,598
Later than 1 year and not later than 5 years	7,829	1,551
Present value of finance lease liabilities	14,403	3,149

Under the terms of these agreements, no contingent rents are payable. The inherent interest rate is fixed at the contract date for all of the lease term. The average interest rate on financial lease payables as of June 30, 2018 and 2017 and 2016 was 11.62%, 20.63% and 14.40%, respectively.

The Group as lessor

Operating leases:

·	Leases of shopping malls, office and other buildings

The Group enters into cancellable operating leases relating to shopping malls. The agreements have an average term raging from three to five years. Some leases related to anchor stores have terms of ten years, which are usually extendable. Tenants normally pay a rent which consists of the higher of (i) the base rent; and (ii) the percentage rent (which generally ranges between 2% and 12% of the tenants’ gross sales). Furthermore, pursuant to one rent escalation clause in most lease arrangements, the tenants’ base rent generally increases between 18% and 24% each year during the agreement term. Regarding the supplementary rental, because this item is not known until the end of the period, it falls within the definition of contingency rental under IAS 17 "Leases". Accordingly, rental income is recognized once the contingent rent is known.

The book value of assets for such leases are described in Note 9.

For the fiscal years ended June 30, 2018, 2017 and 2016, the base and contingent rental income of the Group’s shopping malls amounted to Ps. 2,825,140, Ps. 2,270,643 and Ps. 1,851,472, respectively, and are included under “Income from sales, rents and services” in the consolidated statement of comprehensive income.

Additionally, IRSA Propiedades Comerciales, owns a shopping mall property known as "Patio Olmos" in the Province of Córdoba, Argentina. The Group leases this property to a third party shopping mall operator under an operating lease agreement expiring in 2032. The agreement provides for fixed monthly payments, adjusted pursuant to a rent escalation clause. Rental income for the years ended June 30, 2018, 2017 and 2016 amounted to Ps. 2,919, Ps. 2,250 and Ps. 4,196, respectively, and is included in the line item “Income from sales, rents and services” in the consolidated statements of comprehensive income.

The Group also enters into cancellable operating leases agreements relating to offices and other buildings. These agreements have an average term raging from three to five years. The tenants are charged a base rent on a monthly basis.

Office and other buildings leases amount to Ps. 480,365, Ps. 382,087 and Ps. 280,175 for the fiscal years ended June 30, 2018, 2017 and 2016, respectively, and are included within “income from sales, rents and services” in the statements of comprehensive income.

The book value of assets for such leases are described in Note 9.

The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	06.30.18	06.30.17
2018	-	1,421,954
2019	1,904,572	1,004,397
2020	1,305,965	439,775
2021	636,762	89,098
2022	172,217	10,030
Later than 2022	25,679	209
	4,045,195	2,965,463

Finance leases:

The Group does not act as a lessor in connection with finance leases.